FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (6,775,980)		R$ (1,818,941)
Operational Hedge
Financial Instruments and Risks
Fair value		(772,509)		67,078
Operational Hedge | Zero Cost Collar
Financial Instruments and Risks
Notional Amount | $	$ 3,212,250		$ 3,425,000
Fair value		(780,457)		67,078
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount | $	80,000
Fair value		7,948
Debt Hedge
Financial Instruments and Risks
Fair value		(6,374,130)		(2,154,474)
Debt Hedge | Interest rate hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	3,683,333		2,750,000
Fair value		(1,059,192)		(444,910)
Debt Hedge | Interest rate hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional Amount | $	843,845		843,845
Fair value		285,533		233,255
Debt Hedge | Interest rate hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	121,003		121,003
Fair value		(114,834)		30,544
Debt Hedge | Interest rate hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional Amount | $	2,267,057		3,115,614
Fair value		(4,977,309)		(1,940,352)
Debt Hedge | Interest rate hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional Amount | $	350,000		350,000
Fair value		(508,328)		(33,011)
Commodity Hedge
Financial Instruments and Risks
Fair value		370,659		268,455
Commodity Hedge | Swap US-CPI (standing wood)
Financial Instruments and Risks
Notional Amount | $	646,068		679,485
Fair value		354,900		268,547
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Notional Amount | $	$ 37,757		$ 365
Fair value		R$ 15,759		R$ (92)